Note 10 - Asset Retirement Obligations (Tables)	12 Months Ended
Mar. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Asset Retirement Obligations [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2013	2014	2014

Balance at beginning of the year	¥299,083	¥334,585	$3,249

Liabilities incurred	26,620	122,157	1,186
Liabilities settled	-	-	-
Accretion expense	8,882	8,041	78
Revision in estimated cash flows related to head office relocation	-	48,657	473

Balance at end of the year	¥334,585	¥513,440	$4,986